UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Insured Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield California Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 109.3%

Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,684,247

County/City/Special District/School District — 61.4%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	9,000	9,159,210
Banning Unified School District California, GO, Election of 2006, Series B (AGC), 5.25%, 8/01/33	4,300	4,427,280
Bay Area Governments Association, Refunding RB, California Redevelopment Agency Pool, Series A (AGM), 6.00%, 12/15/24	255	256,448
Brentwood Infrastructure Financing Authority California, Special Assessment Bonds, Refunding, Series A (AGM), 5.20%, 9/02/29	3,980	4,027,720
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.50%, 8/01/29	2,000	2,168,760
Chabot-Las Positas Community College District California, GO, CAB, Election of 2004, Series 4-B (AMBAC), 5.17%, 8/01/26 (a)	6,705	2,598,590
Chino Basin Desalter Authority, Refunding RB, Series A (AGC), 5.00%, 6/01/35	1,195	1,201,262
Chino Valley Unified School District, GO, Election of 2002, Series C (NPFGC), 5.25%, 8/01/30	3,000	3,050,640
Chula Vista Elementary School District California, COP (NPFGC), 5.00%, 9/01/29	3,060	2,942,404
City of Riverside California, COP (AMBAC), 5.00%, 9/01/28	3,000	3,016,260
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/27	7,910	8,221,970
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,217,960
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	12,326,175

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (continued)
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	$2,500	$2,635,975
Fontana Unified School District California, GO, Series A (AGM), 5.25%, 8/01/31	3,000	3,125,310
Fremont Unified School District Alameda County California, GO, Series A (NPFGC), 5.50%, 8/01/26	10,755	11,354,376
Fresno Joint Powers Financing Authority California, RB, Series A (AGM), 5.75%, 6/01/26	3,295	3,393,158
Glendora Unified School District California, GO, Election of 2005, Series A (NPFGC):
5.00%, 8/01/27	1,350	1,422,428
5.25%, 8/01/30	2,730	2,878,348
Hemet Unified School District California, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/37	4,500	4,586,085
Imperial Community College District California, GO, Election of 2004 (NPFGC), 5.00%, 8/01/29	3,090	3,115,307
Lodi Unified School District California, GO, Election of 2002 (AGM), 5.00%, 8/01/29	10,260	10,397,381
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	10,000	10,113,800
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior Series A (AMBAC):
5.00%, 7/01/27	5,240	5,519,764
5.00%, 7/01/35	6,825	7,059,916
Los Angeles County Public Works Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 12/01/28	4,115	3,988,916
Los Angeles Unified School District California, GO:
Election of 2002, Series C (AGM), 5.00%, 7/01/32	10,000	10,198,500
Election of 2004, Series F (FGIC), 5.00%, 7/01/30	5,000	5,116,850

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA INSURED FUND, INC.	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (continued)
Merced Community College District California, GO, School Facilities Improvement District No. 1 (NPFGC), 5.00%, 8/01/31	$6,850	$6,871,372
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	8,000	8,416,560
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	9,045	9,605,971
Orchard School District California, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	7,656,503
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,357,862
Peralta Community College District California, GO, Peralta Community College (AGM), 5.00%, 8/01/37	6,195	6,311,466
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,116,660
5.63%, 8/01/39	4,500	4,810,230
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	16,930	16,582,427
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,146,850
Riverside Unified School District California, GO, Series C (AGC), 5.00%, 8/01/32	5,010	5,090,911
Saddleback Valley Unified School District California, GO (AGM), 5.00%, 8/01/29	2,565	2,623,918
San Bernardino City Unified School District California, GO, Series A (AGM), 5.00%, 8/01/28	5,000	5,116,800
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	7,500	7,677,225
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	1,090	1,121,120
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	10,500	10,685,745
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	11,400	11,439,786

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
San Jose Redevelopment Agency California, Tax Allocation Bonds, Housing Set Aside Merged Area, Series E, AMT (NPFGC), 5.85%, 8/01/27	$7,300	$7,310,074
San Juan Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 8/01/28	4,250	4,324,928
San Mateo County Transportation District California, Refunding RB, Series A (NPFGC), 5.00%, 6/01/29	4,350	4,534,005
Santa Rosa High School District California, GO, Election of 2002 (NPFGC), 5.00%, 8/01/28	2,500	2,518,450
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,600	6,191,416
South Tahoe Joint Powers Financing Authority, RB, South Tahoe Redevelopment Project Area No. 1, Series A (AGM), 5.00%, 10/01/29	1,645	1,654,640
Ventura County Community College District, GO, Refunding, Series A (NPFGC), 5.00%, 8/01/27	3,395	3,530,562
Vista Unified School District California, GO, Series B (NPFGC), 5.00%, 8/01/28	2,550	2,594,957
West Contra Costa Unified School District California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/32	6,690	6,704,986
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	4,900,581

		306,416,798

Education — 6.2%
California Educational Facilities Authority, RB, Student Loan, CalEdge Loan Program, AMT (AMBAC), 5.55%, 4/01/28	5,830	5,649,678
County of San Diego California, COP (NPFGC), 5.75%, 7/01/31	5,200	5,244,824
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	8,957,725
University of California, RB, Limited Project, Series D (AGM):
5.00%, 5/15/37	2,775	2,824,367
5.00%, 5/15/41	8,000	8,104,000

		30,780,594

2	BLACKROCK MUNIYIELD CALIFORNIA INSURED FUND, INC.	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Health — 2.6%
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A:
6.00%, 7/01/34	$2,130	$2,291,454
6.00%, 7/01/39	5,500	5,895,945
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	3,685	3,844,745
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	1,000	1,050,010

		13,082,154

Housing — 0.1%
California Rural Home Mortgage Finance Authority, RB, AMT, Mortgage-Backed Securities Program (GNMA):
Series A, 6.35%, 12/01/29	155	165,630
Series B, 6.25%, 12/01/31	85	85,921
County of San Bernardino California, Refunding RB, Home Mortgage- Backed Securities, Series A-1, AMT (GNMA), 6.25%, 12/01/31	140	143,682

		395,233

State — 4.1%
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,500	3,769,500
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,000	5,503,550
6.50%, 4/01/33	9,875	11,195,979

		20,469,029

Transportation — 11.5%
City of San Jose California, RB, Series D (NPFGC), 5.00%, 3/01/28	4,575	4,576,281
County of Orange California, RB, Series B, 5.75%, 7/01/34	5,000	5,431,650
County of Sacramento California, RB, Subordinated and PFC/Grant, Series C (AGC), 5.75%, 7/01/39	4,880	5,234,190
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	8,770	8,936,279
Port of Oakland, RB, Series K, AMT (NPFGC):
5.88%, 5/01/10 (b)	20	20,003
5.75%, 11/01/29	11,405	11,404,316

Municipal Bonds	Par (000)	Value

California (continued)

Transportation (concluded)
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	$9,650	$10,584,506
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,000	1,001,360
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	985,837
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/24	5,000	5,316,000
5.75%, 5/01/25	3,500	3,702,125

		57,192,547

Utilities — 22.9%
City of Glendale California, RB (NPFGC), 5.00%, 2/01/32	4,390	4,425,559
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	9,070	9,279,608
City of Oakland California, RB, Series A (AGM), 5.00%, 6/15/29	4,270	4,349,337
City of Santa Clara California, RB, Sub-Series A (NPFGC), 5.00%, 7/01/28	5,500	5,541,250
Contra Costa Water District, Refunding RB:
Series L, (AGM), 5.00%, 10/01/32	4,135	4,230,436
Series O, (AMBAC), 5.00%, 10/01/24	1,735	1,848,243
East Bay Municipal Utility District, RB (NPFGC):
Series A, 5.00%, 6/01/37	6,500	6,783,205
Sub-Series A, 5.00%, 6/01/35	15,000	15,516,150
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC):
5.00%, 6/01/33	4,100	4,306,763
5.00%, 6/01/37	7,985	8,332,906
El Centro Financing Authority California, RB, Series A (AGM), 5.25%, 10/01/35	1,100	1,101,727
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1, (AMBAC), 5.00%, 7/01/37	5,025	5,161,680
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	7,695,525
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33	7,175	7,323,738
Oxnard Financing Authority, RB, Redwood Trunk Sewer & Headworks, Series A (NPFGC), 5.25%, 6/01/34	13,000	13,094,250

BLACKROCK MUNIYIELD CALIFORNIA INSURED FUND, INC.	APRIL 30, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/27	$7,070	$7,366,869
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	3,000	3,067,860
Turlock Public Financing Authority California, RB, Series A (NPFGC), 5.00%, 9/15/33	3,000	3,038,820
Vallecitos Water District California, COP, Refunding, Series A (AGM), 5.00%, 7/01/27	2,000	2,068,000

		114,531,926

Total Municipal Bonds – 109.3%		545,552,528

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California — 42.1%

Corporate — 5.6%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	19,630	20,177,285
University of California, RB, Series L, 5.00%, 5/15/40	7,398	7,587,638

		27,764,923

County/City/Special District/School District — 17.6%
City of Long Beach California, RB, Series A, AMT, 5.38%, 5/15/24	15,150	15,308,015
Fremont Unified School District Alameda County California, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/30	5,997	6,144,000
Los Angeles Community College District California, GO, Series A:
Election of 2001, (AGM), 5.00%, 8/01/32	12,000	12,284,880
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	20,000	20,450,000
Election of 2008, 6.00%, 8/01/33	9,596	10,759,838
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,088,000
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,247,300

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

California (concluded)

County/City/Special District/School District (concluded)
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	$7,350	$7,539,483

		87,821,516

Education — 5.0%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	4,860	4,914,286
Los Angeles Community College District California, GO, Election of 2003, Series E (AGM), 5.00%, 8/01/31	7,497	7,674,613
University of California, RB, Series O, 5.75%, 5/15/34	11,190	12,564,020

		25,152,919

Utilities — 13.9%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	3,568	3,588,165
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/31	5,007	5,170,570
Los Angeles Department of Water & Power, Refunding RB, Power System, Sub-Series A-2 (NPFGC), 5.00%, 7/01/27	16,000	16,541,120
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	15,669,300
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	9,490,192
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	8,510	8,776,023
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	10,000	10,226,200

		69,461,570

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 42.1%		210,200,928

Total Long-Term Investments (Cost – $743,169,191) – 151.4%		755,753,456

Short-Term Securities	Shares

CMA California Municipal Money Fund, 0.04% (d)(e)	9,441,523	9,441,523

Total Short-Term Securities (Cost – $9,441,523) – 1.9%		9,441,523

4	BLACKROCK MUNIYIELD CALIFORNIA INSURED FUND, INC.	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock MuniYield California Insured Fund, Inc. (MCA)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $752,610,714*) – 153.3%	$765,194,979
Other Assets Less Liabilities – 1.8%	8,854,414
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (21.7)%	(108,372,767)
Preferred Shares, at Redemption Value – (33.4)%	(166,550,073)

Net Assets Applicable to Common Shares – 100.0%	$499,126,553

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$648,514,018

Gross unrealized appreciation	$16,413,772
Gross unrealized depreciation	(8,008,280)

Net unrealized appreciation	$8,405,492

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

CMA California Municipal Money Fund	21,941,944	(12,500,421)	9,441,523	$3,545

(e)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$755,753,456	—	$755,753,456
Short-Term Securities	$9,441,523	—	—	9,441,523

Total	$9,441,523	$755,753,456	—	$765,194,979

[1]	See above Schedule of Investments for value in each sector.

BLACKROCK MUNIYIELD CALIFORNIA INSURED FUND, INC.	APRIL 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Insured Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield California Insured Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Insured Fund, Inc.

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Insured Fund, Inc.

Date: June 28, 2010